Shareholder Report	12 Months Ended	58 Months Ended	112 Months Ended	119 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000151117
Shareholder Report [Line Items]
Fund Name	Dynamic Global Bond Fund
Class Name	Investor Class
Trading Symbol	RPIEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - Investor Class	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global government bond yields were higher over the year, as investor expectations for monetary easing came down overall in response to changing economic growth and inflation prospects, and central bank messaging. Yields rose sharply toward year-end as the Federal Reserve projected higher economic growth and inflation and fewer interest rate cuts for 2025.

  The strategy outperformed its cash benchmark. Our short U.S. position performed strongly as Treasury yields rose particularly in the fourth quarter. Long credit index exposure, via derivatives, both to U.S. high yield and U.S. investment grade, to a lesser extent, was effective as spreads narrowed. Corporate bonds were broadly supported by demand for yield and healthy economic data.

  Returns from currency were negative largely on the impact of our long holding in the Mexican peso, which weakened due to fiscal concerns following the national elections in June as well as disappointing growth data, and monetary easing more recently. Our long position in the Australian dollar detracted at the start of the year.

  The fund is an actively managed, diversified global bond portfolio with opportunistic currency and credit allocations. It emphasizes negative or low correlation to equity markets, especially during periods of heightened volatility and adverse movements in risk assets, and aims to produce modest and repeatable performance, regardless of the direction of interest rates.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives, which we use to manage positioning more nimbly across the fund’s wide investment universe.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 1/22/15
Dynamic Global Bond Fund (Investor Class)	5.38%	2.58%	2.01%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	0.19
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	5.28	2.48	1.78

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date				Jan. 22, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,000,545,000	$ 4,000,545,000	$ 4,000,545,000	$ 4,000,545,000
Holdings Count | Holding	416	416	416	416
Advisory Fees Paid, Amount	$ 2,987,000
InvestmentCompanyPortfolioTurnover	66.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,000,545 Number of Portfolio Holdings416
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Government Bonds	29.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	26.3
Corporate Bonds	22.2
U.S. Treasury Obligations	10.7
Securities Lending Collateral	3.5
U.S. Government & Agency Mortgage-Backed Securities	1.9
Asset-Backed Securities	1.6
Non-U.S. Government Mortgage-Backed Securities	1.4
Short-Term and Other	3.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.1%
U.S. Treasury Bills	10.8
U.S. Treasury Inflation-Indexed Notes	7.2
Deutsche Bundesrepublik	4.8
Brazil Notas do Tesouro Nacional	4.6
Kingdom of Thailand	3.7
Government of New Zealand	2.7
Commonwealth of Australia	2.1
Government of Japan	2.1
Republic of Serbia	2.0

Updated Prospectus Web Address	www.troweprice.com/paperless
C000151118
Shareholder Report [Line Items]
Fund Name	Dynamic Global Bond Fund
Class Name	Advisor Class
Trading Symbol	PAIEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - Advisor Class	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global government bond yields were higher over the year, as investor expectations for monetary easing came down overall in response to changing economic growth and inflation prospects, and central bank messaging. Yields rose sharply toward year-end as the Federal Reserve projected higher economic growth and inflation and fewer interest rate cuts for 2025.

  The strategy outperformed its cash benchmark. Our short U.S. position performed strongly as Treasury yields rose particularly in the fourth quarter. Long credit index exposure, via derivatives, both to U.S. high yield and U.S. investment grade, to a lesser extent, was effective as spreads narrowed. Corporate bonds were broadly supported by demand for yield and healthy economic data.

  Returns from currency were negative largely on the impact of our long holding in the Mexican peso, which weakened due to fiscal concerns following the national elections in June as well as disappointing growth data, and monetary easing more recently. Our long position in the Australian dollar detracted at the start of the year.

  The fund is an actively managed, diversified global bond portfolio with opportunistic currency and credit allocations. It emphasizes negative or low correlation to equity markets, especially during periods of heightened volatility and adverse movements in risk assets, and aims to produce modest and repeatable performance, regardless of the direction of interest rates.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives, which we use to manage positioning more nimbly across the fund’s wide investment universe.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 1/22/15
Dynamic Global Bond Fund (Advisor Class)	5.07%	2.36%	1.77%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	0.19
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	5.28	2.48	1.78

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date				Jan. 22, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,000,545,000	$ 4,000,545,000	$ 4,000,545,000	$ 4,000,545,000
Holdings Count | Holding	416	416	416	416
Advisory Fees Paid, Amount	$ 2,987,000
InvestmentCompanyPortfolioTurnover	66.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,000,545 Number of Portfolio Holdings416
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Government Bonds	29.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	26.3
Corporate Bonds	22.2
U.S. Treasury Obligations	10.7
Securities Lending Collateral	3.5
U.S. Government & Agency Mortgage-Backed Securities	1.9
Asset-Backed Securities	1.6
Non-U.S. Government Mortgage-Backed Securities	1.4
Short-Term and Other	3.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.1%
U.S. Treasury Bills	10.8
U.S. Treasury Inflation-Indexed Notes	7.2
Deutsche Bundesrepublik	4.8
Brazil Notas do Tesouro Nacional	4.6
Kingdom of Thailand	3.7
Government of New Zealand	2.7
Commonwealth of Australia	2.1
Government of Japan	2.1
Republic of Serbia	2.0

Updated Prospectus Web Address	www.troweprice.com/paperless
C000159134
Shareholder Report [Line Items]
Fund Name	Dynamic Global Bond Fund
Class Name	I Class
Trading Symbol	RPEIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - I Class	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global government bond yields were higher over the year, as investor expectations for monetary easing came down overall in response to changing economic growth and inflation prospects, and central bank messaging. Yields rose sharply toward year-end as the Federal Reserve projected higher economic growth and inflation and fewer interest rate cuts for 2025.

  The strategy outperformed its cash benchmark. Our short U.S. position performed strongly as Treasury yields rose particularly in the fourth quarter. Long credit index exposure, via derivatives, both to U.S. high yield and U.S. investment grade, to a lesser extent, was effective as spreads narrowed. Corporate bonds were broadly supported by demand for yield and healthy economic data.

  Returns from currency were negative largely on the impact of our long holding in the Mexican peso, which weakened due to fiscal concerns following the national elections in June as well as disappointing growth data, and monetary easing more recently. Our long position in the Australian dollar detracted at the start of the year.

  The fund is an actively managed, diversified global bond portfolio with opportunistic currency and credit allocations. It emphasizes negative or low correlation to equity markets, especially during periods of heightened volatility and adverse movements in risk assets, and aims to produce modest and repeatable performance, regardless of the direction of interest rates.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives, which we use to manage positioning more nimbly across the fund’s wide investment universe.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Dynamic Global Bond Fund (I Class)	5.61%	2.76%	1.96%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	0.44
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	5.28	2.48	1.90

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Aug. 28, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,000,545,000	$ 4,000,545,000	$ 4,000,545,000	$ 4,000,545,000
Holdings Count | Holding	416	416	416	416
Advisory Fees Paid, Amount	$ 2,987,000
InvestmentCompanyPortfolioTurnover	66.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,000,545 Number of Portfolio Holdings416
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Government Bonds	29.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	26.3
Corporate Bonds	22.2
U.S. Treasury Obligations	10.7
Securities Lending Collateral	3.5
U.S. Government & Agency Mortgage-Backed Securities	1.9
Asset-Backed Securities	1.6
Non-U.S. Government Mortgage-Backed Securities	1.4
Short-Term and Other	3.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.1%
U.S. Treasury Bills	10.8
U.S. Treasury Inflation-Indexed Notes	7.2
Deutsche Bundesrepublik	4.8
Brazil Notas do Tesouro Nacional	4.6
Kingdom of Thailand	3.7
Government of New Zealand	2.7
Commonwealth of Australia	2.1
Government of Japan	2.1
Republic of Serbia	2.0

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219340
Shareholder Report [Line Items]
Fund Name	Dynamic Global Bond Fund
Class Name	Z Class
Trading Symbol	TRDZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global government bond yields were higher over the year, as investor expectations for monetary easing came down overall in response to changing economic growth and inflation prospects, and central bank messaging. Yields rose sharply toward year-end as the Federal Reserve projected higher economic growth and inflation and fewer interest rate cuts for 2025.

  The strategy outperformed its cash benchmark. Our short U.S. position performed strongly as Treasury yields rose particularly in the fourth quarter. Long credit index exposure, via derivatives, both to U.S. high yield and U.S. investment grade, to a lesser extent, was effective as spreads narrowed. Corporate bonds were broadly supported by demand for yield and healthy economic data.

  Returns from currency were negative largely on the impact of our long holding in the Mexican peso, which weakened due to fiscal concerns following the national elections in June as well as disappointing growth data, and monetary easing more recently. Our long position in the Australian dollar detracted at the start of the year.

  The fund is an actively managed, diversified global bond portfolio with opportunistic currency and credit allocations. It emphasizes negative or low correlation to equity markets, especially during periods of heightened volatility and adverse movements in risk assets, and aims to produce modest and repeatable performance, regardless of the direction of interest rates.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives, which we use to manage positioning more nimbly across the fund’s wide investment universe.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Dynamic Global Bond Fund (Z Class)	6.15%	3.02%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-2.19
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	5.28	2.47

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,000,545,000	$ 4,000,545,000	$ 4,000,545,000	$ 4,000,545,000
Holdings Count | Holding	416	416	416	416
Advisory Fees Paid, Amount	$ 2,987,000
InvestmentCompanyPortfolioTurnover	66.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,000,545 Number of Portfolio Holdings416
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Government Bonds	29.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	26.3
Corporate Bonds	22.2
U.S. Treasury Obligations	10.7
Securities Lending Collateral	3.5
U.S. Government & Agency Mortgage-Backed Securities	1.9
Asset-Backed Securities	1.6
Non-U.S. Government Mortgage-Backed Securities	1.4
Short-Term and Other	3.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.1%
U.S. Treasury Bills	10.8
U.S. Treasury Inflation-Indexed Notes	7.2
Deutsche Bundesrepublik	4.8
Brazil Notas do Tesouro Nacional	4.6
Kingdom of Thailand	3.7
Government of New Zealand	2.7
Commonwealth of Australia	2.1
Government of Japan	2.1
Republic of Serbia	2.0

Updated Prospectus Web Address	www.troweprice.com/paperless